CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - BALANCE SHEETS - Additional information (Details) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
CONDENSED BALANCE SHEETS
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000
Ordinary shares, shares issued	436,816,529	436,816,529
Ordinary shares, shares outstanding	436,816,529	436,816,529
Parent
CONDENSED BALANCE SHEETS
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000
Ordinary shares, shares issued	436,816,529	436,816,529
Ordinary shares, shares outstanding	436,816,529	436,816,529